FAIR VALUE MEASUREMENTS - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	66.00%	64.00%	65.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 7 months 9 days	4 years 4 months 24 days	6 years 3 months
Level 3 [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value determined per warrant	$ 1.57	$ 3.46
Expected volatility	92.50%	90.00%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	3 years 3 months 18 days	4 years 3 months 18 days
Risk-free rate	4.20%	1.20%